Condensed consolidated statement of cash flows R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)
Cash flows from operating activities
Cash generated by operations	R 10,565.9	R 8,709.0	R 7,097.9
Deferred revenue advance received	2,859.3	6,555.4
Post-retirement health care payments	(6.1)	(6.6)	(6.4)
Cash-settled share-based payments paid	(90.9)	(21.7)	(433.6)
Change in working capital	(625.6)	(1,070.0)	(522.3)
Total cash generated by operations	12,702.6	14,166.1	6,135.6
Interest received	268.4	194.7	118.7
Interest paid	(1,603.1)	(1,620.8)	(2,053.9)
Royalties paid	(411.5)	(234.4)	(387.4)
Tax (paid)/refund received	(1,407.4)	(307.8)	(511.9)
Dividends paid	(85.0)	(0.6)	(560.4)
Net cash from operating activities	9,464.0	12,197.2	2,740.7
Cash flows from investing activities
Additions to property, plant and equipment	(7,705.9)	(7,080.7)	(6,098.8)
Proceeds on disposal of property, plant and equipment	101.0	81.9	71.3
Acquisition of subsidiaries	(129.0)		(27,386.4)
Cash acquired on acquisition of subsidiaries	3,004.3	282.8	1,792.2
Proceeds with transfer of assets to joint operation	30.6
Dividends received	111.0	125.2
Contributions to funds and payment of environmental rehabilitation obligation	(12.9)	(95.3)	(114.5)
Payment of Deferred Payment (related to the Rustenburg operations acquisition)	(283.4)	(38.6)
Loan advanced to equity-accounted investee		(3.1)	(13.5)
Payments to dissenting shareholders	(319.4)	(1,375.8)
Proceeds on loss of control of subsidiaries		256.1
Preference shares redeemed	186.9	102.8
Proceeds on disposal of marketable securities investments		1.2	3,605.3
Receipts from environmental rehabilitation fund	151.9
Net cash from/(used in) investing activities	(4,864.9)	(7,743.5)	(28,144.4)
Cash flows from financing activities
Loans raised	18,981.7	17,130.2	69,593.8
Loans repaid	(22,008.3)	(21,231.5)	(55,719.5)
Lease payments	(131.7)
Proceeds from share issue	1,688.4		13,438.5
Transaction costs paid on rights issue shares issued			(506.1)
Net cash from/(used in) financing activities	(1,469.9)	(4,101.3)	26,806.7
Net increase/(decrease) in cash and cash equivalents	3,129.2	352.4	1,403.0
Effect of exchange rate fluctuations on cash held	(59.3)	134.3	(308.5)
Cash and cash equivalents at beginning of the period	2,549.1	2,062.4	967.9
Cash and cash equivalents at end of the period	R 5,619.0	R 2,549.1	R 2,062.4
Average R/US$ rate | R / $	14.46